Loan Payable to Third Parties (Details Narrative) - USD ($)	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 22, 2022	Dec. 17, 2021
Loan Payable to Third Parties
Loan payable to third parties -long term	$ 0		$ 3,395,861
Loan payable to third parties	$ 3,522,521		$ 0
Debt Instrument, Interest Rate		6.00%		6.00%	6.00%
Unsecured loans from third parties		$ 694,955			$ 7,000,000